Note 10 - Stock-based Expense (Details Textual) - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement, Nonvested Award, Option, Cost Not yet Recognized, Amount	$ 486,940	$ 486,940		$ 486,940
Stock Issued During Period, Value Expensed During the Period, Issued for Services		29,560	$ 6,000	80,733	$ 24,000
Prepaid Expense, Value of Stock Issued for Services During Period	39,773	39,773		39,773		$ 48,667
Research and Development Expense [Member]
Warrant Issuance Expense	$ 209,825
Share-based Payment Arrangement, Option [Member]
Share-based Payment Arrangement, Expense		$ 56,190	$ 0	$ 168,570	$ 0	$ 18,730	$ 104,420
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Year)				2 years 2 months 12 days		2 years 10 months 24 days